WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
WARRANTS

NOTE 11. WARRANTS

In 2017, Athena Bitcoin, Inc. issued warrants to purchase 202,350 shares of Athena Bitcoin, Inc.’s common stock for $14.0 million. The warrants provide for a right to purchase common stock in Athena Bitcoin, Inc., priced at $2.00 to $3.00 per share, at an average exercise price of $2.49 per share. The warrants were classified as equity. In January 2020, warrants to purchase 102,350 shares of Athena Bitcoin, Inc. common stock at an average exercise price of $2.00 per share were exercised.

The unexercised warrants to purchase 100,000 shares of Athena Bitcoin, Inc. common stock, at an exercise price of $3.00 per share, remain outstanding as of March 31, 2025 and December 31, 2024. The warrants will expire on May 30, 2025.

NOTE 11. WARRANTS

In 2017 Athena Bitcoin, Inc. issued warrants to purchase 202,350 shares of Athena Bitcoin, Inc.’s common stock for $14,005. The warrants provide for a right to purchase common stock in Athena Bitcoin, Inc., priced at $2.00 to $3.00 per share, at an average exercise price of $2.49 per share. The warrants were classified as equity. In January 2020, warrants to purchase 102,350 shares of Athena Bitcoin, Inc. common stock at an average exercise price of $2.00 per share were exercised.

The unexercised warrants to purchase 100,000 shares of Athena Bitcoin, Inc. common stock, at an exercise price of $3.00 per share, remain outstanding as of December 31, 2024 and 2023. The warrants will expire on May 30, 2025.